Stock-Based Compensation (Summary Of Changes In Company's Nonvested Restricted Shares) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares, Nonvested at, Beginning	102,916
Shares, Granted	19,660
Shares, Vested	(55,877)	(36,288)
Shares, Forfeited	(6,897)
Shares, Nonvested at, Ending	59,802	102,916
Weighted Average Grant date Fair Value, Nonvested at, Beginning	$ 13.11
Weighted Average Grant date Fair Value, Granted	10.02
Weighted Average Grant date Fair Value, Vested	13.18
Weighted Average Grant date Fair Value, Forfeited	12.35
Weighted Average Grant date Fair Value, Nonvested at, Ending	$ 12.12	$ 13.11